Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity [Abstract]
Stockholders' Equity
17.	Stockholders’ Equity
As of Decemeber 31, 2024
Equity
As described in Note 2b., on March 8, 2024, the Group underwent a restructuring to establish Murano Global as the parent company of the Group. On March 20, 2024 the Group announced the completion of its business combination with HCM Acquisition Corp., marking the entity’s official transition into a publicly traded entity Consequently, on March 21, 2024, Murano’s ordinary shares and warrants began trading on Nasdaq under the symbols “MRNO” and “MRNOW”, respectively .
As of December 31, 2024, Murano Global Investments has 79,305,736 ordinary shares as follows:

	Number of shares	% of all ordinary shares
Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	87.20%
Shawn Matthews	8,812,500	11.11%
Beneficiary owner below 5%
Others	1,340,627	1.69%
Total shares December 31, 2024	79,305,736	100.00%

As part of the business combination Elias Sacal Cababie contributed $25,793,890 (U.S.$1,500,000) in order to issue 6,910,000 ordinary shares from Murano Global Investments, plc.
In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of Elías Sacal Cababie for the total amount of Ps.$73,000,000 as a result of the purchase of 103,267,741 shares of Murano World, S. A. de C. V. previously owned by Elías Sacal.
In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of Elías Sacal Cababie for the total amount of Ps.$18,000,000 as a result of a transfer of the trustee rights of 16,915,151 shares of Inmobiliaria Insurgentes 421, S.A. de C.V. previously owned by Elías Sacal.
In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of ES Agrupación for the total amount of Ps.$266,500,000 as a result of the purchase of 329,753,574 shares of Murano World, S. A. de C. V. previously owned by ES Agrupación.
In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of ES Agrupación for the total amount of Ps.$542,500,000 as a result of the transfer of the trustee rights of 434,361,612 shares from Inmobiliaria Insurgentes 421, S.A. de C.V. previously owned by ES Agrupación.
All the promissory notes in the amount $900,000,000 described above were issued as part of the Murano Group Reorganization and used by Elias Sacal Cababie to capitalize Murano Global Investments PLC. On March 8, 2024 Murano Global Investments PLC utilized the promissory notes to complete the Murano Group Reorganization by capitalizing Murano P.V and the notes were cancelled as a final step in the reorganization.
Treasury shares
On April 3, 2024, Murano Group announced that its board of directors had authorized a new share repurchase program under which the Company may repurchase up to US$2 million of its ordinary shares until the end of the last business day of the third quarter in 2024, U.S. Eastern Time. The Company adopted and implemented this share repurchase program in accordance with applicable rules and the Company’s insider trading policies.
The Company’s proposed repurchases were made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The timing and dollar amount of repurchase transactions was subject to the Securities and Exchange Commission Rule 10b-18 and Rule 10b-5 requirements.
The shares acquired through the share repurchase program are held in treasury by the Company and the effects are recognized in additional paid in capital.
Net Assets for the period from January 1 to March 20, 2024 and the years ended December 31, 2023 and 2022
a.	Issued equity:
During 2023, there were no contributions in cash by the Group’s shareholders to the net assets of the Group’s Companies.
During 2022, the Group’s shareholders contributed in cash to the net assets of the Group’s Companies as follows:
•	On January 31, 2022, Murano P.V. contributed $128,378.
•	On September 15, 2022, Murano P.V. contributed $150,000.
•	On November 25, 2022, Murano P.V. contributed $100,000.
•	On February 10, 2022, Operadora Hotelera I421 Premium, was incorporated and contributed $50,000.
b.	Capital Reimbursement
On March 8, 2024, Murano PV made a capital reimbusement of $16,363,928 as partof the Murano Group Reorganization.
During 2023, there were no reimbursements in cash by the Group’s shareholders of the Group’s Companies.
During 2022, the Group’s shareholders made capital reimbursements as follows:
•	On February 9, 2022, Murano World made capital reimbursements of $1,658,600.
•	On February 22, 2022, Murano World made capital reimbursements of $12,183,780.
•	On February 28, 2022, Murano World made capital reimbursements of $4,800,000.
•	On March 17, 2022, Murano World made capital reimbursements of $4,174,860.
•	On March 23, 2022, Murano World made capital reimbursements of $13,748,700.
•	On April 20, 2022, Murano World made capital reimbursements of $1,993,770.
•	On April 28, 2022, Murano World made capital reimbursements of $5,089,000.
•	On May 12, 2022, Murano World made capital reimbursements of $10,186,000.
•	On May 20, 2022, Murano World made capital reimbursements of $2,994,945.
•	On May 31, 2022, Murano World made capital reimbursements of $4,239,475.
•	On June 7, 2022, Murano World made capital reimbursements of $3,623,356.
•	On June 17, 2022, Murano World made capital reimbursements of $4,133,500.
•	On June 27, 2022, Murano World made capital reimbursements of $5,009,125.
•	On July 1, 2022, Murano World made capital reimbursements of $30,216,450.
•	On July 14, 2022, Murano World made capital reimbursements of $4,157,640.
•	On July 21, 2022, Murano World made capital reimbursements of $5,110,175.
•	On July 21, 2022, Murano World made capital reimbursements of $3,064,950.
•	On August 19, 2022, Murano World made capital reimbursements of $3,255,805.
•	On August 26, 2022, Murano World made capital reimbursements of $4,979,950.
•	On September 9, 2022, Murano World made capital reimbursements of $1,001,485.
•	On September 14, 2022, Murano World made capital reimbursements of $1,089,785.
•	On September 23, 2022, Murano World made capital reimbursements of $5,200,675.
•	On September 28, 2022, Murano World made capital reimbursements of $250,000.
•	On October 21, 2022, Murano World made capital reimbursements of $14,089,040.
•	On November 22, 2022, Murano World made capital reimbursements of $24,291,625.
•	On November 25, 2022, Murano World made capital reimbursements of $100,000.
•	On December 9, 2022, Murano World made capital reimbursements of $9,848,850.
•	On December 15, 2022, Murano World made capital reimbursements of $10,822,900.
•	On December 19, 2022, Murano World made capital reimbursements of $21,959,260.
•	On December 31, 2022, Murano World made capital reimbursements of $85,500,000.